Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Payables and Accruals [Abstract]
Accruals for operating expenses		$ 547,661	$ 475,510
Accruals for operating expenses	$ 405,269
Retention payable		45,423	45,423
Retention payable	33,613
Other payables	31,606	42,711	17,713
Total	$ 470,488	$ 635,795	$ 538,646